Other assets - Summary of other assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Line Items]
Pending settlements	R$ 148,995	R$ 67,926	R$ 7,806
Advance payment of third-party services	39,724	7,316
Advance payment of administrative expenses	17,677	2,365
Others advances	1,203	688	1,258
Mastercard
Other Assets [Line Items]
Pending settlements	123,527	49,399	1,395
B3 exchange
Other Assets [Line Items]
Pending settlements	R$ 25,468	R$ 15,696	R$ 4,427
Inter Seguros
Other Assets [Line Items]
Ownership interest of subsidiary sold	40.00%
Cash consideration for sale of interest	R$ 45,000